Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Organization and Business Operations
Basis of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of the Company include the accounts of Angel Studios, Inc. and its majority-owned and controlled subsidiaries and affiliates. The Company reviews its relationships with other entities to identify whether it is the primary beneficiary of a variable interest entity (“VIE”). If the determination is made that the Company is the primary beneficiary, then the entity is consolidated.

All significant intercompany balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Regularly, the Company evaluates the assumptions, judgments, and estimates. Actual results may differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Regularly, the Company evaluates the assumptions, judgments, and estimates. Actual results may differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. As of December 31, 2024 and 2023, these cash equivalents consisted of treasury securities and totaled $0.00 and $4.7 million, respectively.

Fair Value Measurements

Fair Value Measurements

The Company applies the accounting provisions related to fair value measurements given in ASC 820, Fair Value Measurements. These provisions define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. They also establish a hierarchy that prioritizes the information used in developing fair value estimates and require disclosure of fair value measurements by level within the fair value hierarchy. The hierarchy gives the highest priority to quoted prices in active markets (Level 1 measurements) and the lowest priority to unobservable data (Level 3 measurements), such as the reporting entity’s own data. These provisions also provide valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost).

An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of the valuation hierarchy are defined as follows:

Level 1: Observable inputs such as quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs other than quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Unobservable inputs that reflect the Company’s own assumptions

Income taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the condensed consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the tax bases of assets and liabilities. The deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred income tax assets are reviewed periodically for recoverability, and valuation allowances are provided when it is more likely than not that some or all of the deferred income tax assets may not be realized.

The Company believes that it has appropriate support for the income tax positions taken and to be taken on its tax returns and that its accruals for tax liabilities are adequate for all open tax years based on an assessment of many factors including experience and interpretations of tax laws applied to the facts of each matter. The Company files income tax returns in the U.S. federal jurisdiction and certain state jurisdictions.

As of June 30, 2025 and December 31, 2024, the Company had $0.0 million of deferred tax assets.

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the tax bases of assets and liabilities. The deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred income tax assets are reviewed periodically for recoverability, and valuation allowances are provided when it is more likely than not that some or all of the deferred income tax assets may not be realized.

The Company believes that it has appropriate support for the income tax positions taken and to be taken on its tax returns and that its accruals for tax liabilities are adequate for all open tax years based on an assessment of many factors including experience and interpretations of tax laws applied to the facts of each matter. The Company files income tax returns in the U.S. federal jurisdiction and certain state jurisdictions.

As of December 31, 2024, and 2023, the Company had $0.00 and $4.0 million, respectively, of deferred tax assets.

Net Income (Loss) Per Common Stock

Basic and Diluted Earnings (Loss) Per Share

Basic earnings (loss) per share attributable to the Company is computed by dividing income (loss) attributable to the Company by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share attributable to the Company gives effect to all dilutive potential shares that are outstanding during the period (if any) and excludes stock options that are anti-dilutive as a result of any net losses during the period.

Basic and Diluted Earnings (Loss) Per Share

Basic earnings (loss) per share attributable to the Company is computed by dividing income (loss) attributable to the Company by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share attributable to the Company gives effect to all dilutive potential shares that are outstanding during the period (if any) and excludes stock options that are anti-dilutive as a result of any net losses during the period.

Concentration of Credit Risk

Concentrations of Credit Risk

The Company’s cash is held in non-interest-bearing and interest-bearing accounts that may exceed the Federal Deposit Insurance Corporation (the “FDIC”) insurance limits. If such banking institutions were to fail, the Company could lose all or a portion of those amounts held in excess of such insurance limitations. For example, the FDIC took control of Silicon Valley Bank (SVB), where the Company held a portion of its cash and cash equivalents. The Federal Reserve subsequently announced that account holders would be made whole, and the Company once again received access to all of its cash and cash equivalents. However, the FDIC may not make all account holders whole in the event of future bank failures. In addition, even if account holders are ultimately made whole with respect to a future bank failure, account holders’ access to their accounts and assets held in their accounts may be substantially delayed. Any material loss that the Company may experience in the future or inability for a material time period to access our cash and cash equivalents could have an adverse effect on the Company’s ability to pay its operational expenses or make other payments, which could adversely affect the business.

Major vendors are defined as those vendors having expenditures made by the Company which exceed 10.0% of the Company’s total cost of revenues. Concentrations of vendors were as follows for the years ended December 31:

	2024	2023	2022
Vendor A	*	35%	41%
Vendor B	26%	22%	*
Vendor C	*	21%	*

Major customers are defined as those customers generating revenues for the Company which exceed 10.0% of the Company’s total recognized revenues. Concentrations of customers were as follows for the years ended December 31:

	2024	2023	2022
Customer A	*	12%	*

Major concentrations of customers with licensing receivables are defined as those customers with a licensing receivables balances for the Company which exceed 10.0% of the Company’s outstanding licensing receivables. Concentrations of customers with licensing receivables balance were as follows for the years ended December 31:

	2024	2023	2022
Customer B	100%	100%	*

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

ASU 2023-09

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision-usefulness of income tax disclosures by requiring, among other items, greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction.

The guidance is effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The ASU does not affect interim period disclosures (e.g., Form 10-Q), and as such, no changes have been made to the Company’s interim reporting. The Company is currently evaluating the impact of this ASU on its annual income tax disclosures and does not expect it to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-08, “Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets.” This standard provides accounting and disclosure guidance for crypto assets that meet the definition of an intangible asset and certain other criteria. In-scope assets are subsequently measured at fair value with changes recorded in the consolidated statements of operations. The standard requires separate presentation of (1) in-scope crypto assets from other intangible assets and (2) changes in the fair value of those crypto assets. Disclosure of significant crypto asset holdings and an annual reconciliation of the beginning and ending balances of crypto assets are also required. This ASU becomes effective for annual periods beginning in 2025, including interim periods, with early adoption permitted. The Company will adopt this standard with its annual period beginning on January 1, 2025. The adoption of this standard will require an adjustment to the Company’s opening Retained Earnings balance as of January 1, 2025, to recognize the cumulative effect of initially applying the change in accounting principle to previous periods. The adjustment subsequently made was an increase in our digital assets of $16.0 million, which accounts for the difference between the December 31, 2024 ending book value of digital assets and their respective fair market value on January 1, 2025.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this ASU retrospectively on December 31, 2024.

Southport Acquisition Corp
Description of Organization and Business Operations
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 as filed with the SEC on April 15, 2025, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2024 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The interim results for the three and six months ended June 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future interim periods.

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Consolidation		Basis of Consolidation The consolidated financial statements include the accounts of the Company and Merger Sub. All intercompany transactions and balances have been eliminated upon consolidation.
Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $328,610 and $494,974 of cash and no cash equivalents as of June 30, 2025 and December 31, 2024, respectively.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $494,974 and $2,171,553 of cash and no cash equivalents as of December 31, 2024 and 2023, respectively.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

Following the closing of the IPO on December 14, 2021, an amount of $234,600,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in the Trust Account and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within the Combination Period.

In connection with the First Extension Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share of Class A common stock, for an aggregate redemption amount of $197,694,657. The Trustee redeemed $197,694,657 of marketable securities held in the Trust Account to pay the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

In connection with the Second Extension Special Meeting, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.79 per share of Class A common stock, for an aggregate redemption amount of $32,214,591. The Trustee redeemed the $32,214,591 of marketable securities held in the Trust Account to pay the holders redeeming 2,986,952 shares of Class A common stock on March 27, 2024.

In connection with the Third Extension Special Meeting, the holders of 1,125,126 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.15 per share of Class A common stock, for an aggregate redemption amount of $12,543,118. The Trustee redeemed the $12,543,118 of marketable securities held in the Trust Account to pay the holders redeeming 1,125,126 shares of Class A common stock on November 15, 2024.

Accordingly, as of June 30, 2025 and December 31, 2024, there was $438,166 and $429,151, respectively, of marketable securities held in the Trust Account.

Marketable Securities Held in Trust Account

Following the closing of the IPO on December 14, 2021, an amount of $234,600,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in the Trust Account and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination by September 30, 2025 or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity; and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination by September 30, 2025.

In connection with the First Extension Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share of Class A common stock, for an aggregate redemption amount of $197,694,657. The Trustee redeemed $197,694,657 of marketable securities held in the Trust Account to pay the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

In connection with the Second Extension Special Meeting, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.79 per share of Class A common stock, for an aggregate redemption amount of $32,214,591. The Trustee redeemed the $32,214,591 of marketable securities held in the Trust Account to pay the holders redeeming 2,986,952 shares of Class A common stock on March 27, 2024.

In connection with the Third Extension Special Meeting, the holders of 1,125,126 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.15 per share of Class A common stock, for an aggregate redemption amount of $12,543,118. The Trustee redeemed the $12,543,118 of marketable securities held in the Trust Account to pay the holders redeeming 1,125,126 shares of Class A common stock on November 15, 2024.

Accordingly, as of December 31, 2024 and 2023, there was $429,151 and $44,709,805, respectively, of marketable securities held in the Trust Account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement” (“ASC 820”), approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement” (“ASC 820”), approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. As of June 30, 2025 and December 31, 2024, derivative liabilities are comprised of the warrant liability of $5,797,850 and $4,639,000, respectively.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. As of December 31, 2024 and 2023, derivative liabilities are comprised of the warrant liability of $4,639,000 and $580,500, respectively.

Warrant Liability

Warrant Liability

The Company accounts for warrants for the Company’s common stock that are not indexed to its own shares as liabilities at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in capital.

Warrant Liability

The Company accounts for warrants for the Company’s common stock that are not indexed to its own shares as liabilities at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net on the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in capital.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at June 30, 2025 and December 31, 2024, 37,987 shares of Class A common stock subject to possible redemption is presented, at redemption value, as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet, respectively.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit. For the three and six months ended June 30, 2025, the Company has recorded accretion of $4,521 and $9,015, respectively, to remeasure the value of Class A common stock subject to possible redemption value of $438,166. For the three and six months ended June 30, 2024, the Company has recorded accretion of $163,615 and $723,522, respectively, to remeasure the value of Class A common stock subject to possible redemption value of $12,729,617.

As of June 30, 2025 and December 31, 2024, the Class A common stock, classified as temporary equity in the condensed balance sheets, are reconciled in the following tables:

Class A common stock subject to possible redemption, December 31, 2023	$44,709,805
Redemption of Class A common stock	(44,757,709)
Trust Account withdrawal for tax payments	(489,119)
Remeasurement of Class A common stock subject to possible redemption	966,174
Class A common stock subject to possible redemption, December 31, 2024	429,151
Remeasurement of Class A common stock subject to possible redemption	9,015
Class A common stock subject to possible redemption, June 30, 2025	$438,166

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2024 and 2023, 37,987 and 4,150,065 shares of Class A common stock subject to possible redemption, respectively, is presented, at redemption value, as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in capital, or in the absence of additional capital, in accumulated deficit. For the year ended December 31, 2024, the Company has recorded accretion of $966,174 to remeasure the value of Class A common stock subject to possible redemption value of $429,151, which is offset by $44,757,709 of Class A stockholder redemptions and $489,119 of withdrawals from the Trust Account for income taxes.

As of December 31, 2024 and 2023, the Class A common stock, classified as temporary equity in the balance sheets reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	$237,984,513
Remeasurement of Class A common stock subject to possible redemption	6,707,678
Redemption of Class A common stock	(197,694,657)
Trust Account withdrawal for tax payments	(2,287,729)
Class A common stock subject to possible redemption, December 31, 2023	44,709,805
Remeasurement of Class A common stock subject to possible redemption	966,174
Redemption of Class A common stock	(44,757,709)
Trust Account withdrawal for tax payments	(489,119)
Class A common stock subject to possible redemption, December 31, 2024	$429,151

Income taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position, other than a change in accounting estimate related to the Company’s 2024 Delaware franchise tax accrual. The Company has adjusted the 2024 Delaware franchise tax accrual from $219,400, comprised of $200,000 of franchise tax and $19,400 of related interest and penalties as of December 31, 2024, to $18,746, comprised of $16,400 of franchise tax and $2,346 of related interest and penalties as of March 31, 2025, to agree to the 2024 Delaware franchise tax filing submission. The 2024 Delaware franchise tax of $18,746 was paid on March 20, 2025. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2025, other than those previously mentioned.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law in the U.S. As the legislation was signed into law after June 30, 2025, its impacts are not reflected in the Company’s results for the three and six months ended June 30, 2025. The Company is in the process of evaluating the OBBBA and has not estimated its financial impact at this time.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position, other than interest of $11,400 related to late payments of the Company’s 2024 Delaware franchise tax, penalties and interest of $19,203 related to late and overdue payments of the Company’s 2023 Delaware franchise tax, and penalties and interest of $22,062 related to late filing of the Company’s 2022 federal and state tax returns.

Net Income (Loss) Per Common Stock

Net Income (Loss) Per Common Stock

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. The condensed statements of operations include a presentation of income per Class A redeemable common stock and income (loss) per non-redeemable common stock following the two-class method of income (loss) per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable common stock and non-redeemable common stock, the Company first considered the total income allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders. Subsequent to calculating the total income (loss) allocable to both sets of stock, the Company split the amount to be allocated using the weighted average shares outstanding ratio for the Class A redeemable common stock and for the non-redeemable Class A and Class B common stock for the three and six months ended June 30, 2025 and 2024, as a result of shareholder redemptions.

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

For the Three Months Ended
June 30, 2025
Net loss	$(1,555,744)
Less: Remeasurement of Class A redeemable shares to redemption value	(4,521)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,560,265)

	For the Three Months Ended
	June 30, 2025
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Ownership percentage	1%	99%	100%

Net loss allocated based on ownership percentage	(10,210)	(1,545,534)	(1,555,744)

Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(30)	(4,491)	(4,521)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,521	—	4,521
Total loss based on ownership percentage	$(5,719)	$(1,550,025)	$(1,555,744)

Weighted average shares outstanding	37,987	5,750,000
Basic and diluted net income (loss) per share	$(0.15)	$(0.27)

For the Six Months Ended
June 30, 2025
Net loss	$(1,657,426)
Less: Remeasurement of Class A redeemable shares to redemption value	(9,015)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,666,441)

	For the Six Months Ended
	June 30, 2025
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Ownership percentage	1%	99%	100%

Net loss allocated based on ownership percentage	(10,878)	(1,646,548)	(1,657,426)

Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(59)	(8,956)	(9,015)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	9,015	—	9,015
Total loss based on ownership percentage	$(1,922)	$(1,655,504)	$(1,657,426)

Weighted average shares outstanding	37,987	5,750,000	—
Basic and diluted net income (loss) per share	$(0.05)	$(0.29)	—

For the Three Months Ended
June 30, 2024
Net loss	$(504,984)
Less: Remeasurement of Class A redeemable shares to redemption value	(163,615)
Net loss including accretion of Class A redeemable shares to redemption value	$(668,599)

	For the Three Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	17%	83%	100%

Net loss allocated based on weighted average shares ratio	$(84,962)	$(420,022)	$(504,984)

Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(27,528)	(136,087)	(163,615)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	163,615	—	163,615
Total income (loss) based on weighted average shares ratio	$51,125	$(556,109)	$(504,984)

Weighted average shares outstanding	1,163,113	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.10)

For the Six Months Ended
June 30, 2024
Net loss	$(243,377)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(723,522)
Net loss including accretion of Class A redeemable shares to redemption value	$(477,780)

	For the Six Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	29%	71%	100%

Net loss allocated based on weighted average shares ratio	$(71,196)	$(172,181)	$(243,377)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	143,083	346,036	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,654)	(511,868)	(723,522)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	723,522	—	723,522
Total income (loss) based on weighted average shares ratio	$94,636	$(338,013)	$(243,377)

Weighted average shares outstanding	2,377,588	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.06)

Net Income (Loss) Per Common Stock

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. The statements of operations include a presentation of income per Class A redeemable common stock and income (loss) per non-redeemable common stock following the two-class method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable common stock and non-redeemable common stock, the Company first considered the total income allocable to both sets of stock. This is calculated using the total net income less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders. Subsequent to calculating the total income (loss) allocable to both sets of stock, the Company split the amount to be allocated using the weighted average shares outstanding ratio for the Class A redeemable common stock and for the non-redeemable Class A and Class B common stock for the year ended December 31, 2024 and 2023 as a result of shareholder redemptions.

The following table reflects the calculation of basic and diluted net loss per common stock for the year ended December 31, 2024 (in dollars, except per share amounts):

For the Year Ended
December 31, 2024
Net loss	$(5,107,051)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(966,174)
Net loss including accretion of Class A redeemable shares to redemption value	$(5,584,106)

	For the Year Ended
	December 31, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Weighted average shares ratio	22%	78%	100%

Net loss allocated based on ownership percentage	$(1,118,969)	$(3,988,082)	$(5,107,051)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	107,167	381,952	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,691)	(754,483)	(966,174)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	966,174	—	966,174
Total income (loss) based on ownership percentage	$(746,438)	$(4,360,613)	$(5,107,051)

Weighted average shares outstanding	1,613,326	5,750,000
Basic and diluted net loss per share	$(0.46)	$(0.76)

The following table reflects the calculation of basic and diluted net income (loss) per common stock for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%

Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602

Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)

Related Parties

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of June 30, 2025, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2024 and 2023, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for Annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standard Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses. The standard was effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. We adopted this ASU for the annual period ended December 31, 2024 and applied the provisions retrospectively to each period presented in the financial statements. Adoption of the new standard did not have a material impact on our financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for Annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.